Cash (used in)/generated from operations	6 Months Ended
Dec. 31, 2025
Cash (used in)/generated from operations
Cash (used in)/generated from operations

28Cash (used in)/generated from operations

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Profit/(loss) before income tax	5,628	(34,517)	(2,827)	(32,889)
Adjustments for:
Depreciation	4,977	4,293	9,806	8,549
Amortization	54,600	49,423	108,752	102,693
Profit on disposal of intangible assets	(3,176)	(839)	(48,220)	(36,391)
Net finance costs	13,924	37,563	35,381	28,967
Non-cash employee benefit expense - equity-settled share-based payments	288	421	478	797
Foreign exchange losses/(gains) on operating activities	740	562	2,914	(152)
Reclassified from hedging reserve	158	184	1,818	2,943
Changes in working capital:
Inventories	(574)	(982)	(5,713)	(9,880)
Prepayments	5,319	8,685	(1,109)	(9,413)
Contract assets – accrued revenue	(15,176)	(14,088)	(45,702)	(20,069)
Trade receivables	(35,997)	(35,013)	12,982	(49,243)
Other receivables	3,675	140	12,213	713
Contract liabilities – deferred revenue	(54,806)	(62,241)	(41,209)	(34,105)
Trade and other payables	16,319	(9,386)	(35,248)	14,920
Provisions	—	(12)	—	(39)
Cash (used in)/generated from operations	(4,101)	(55,807)	4,316	(32,599)